Fair Value of Financial Instruments - Schedule of Fair Value Financial Assets and Financial Liabilities Measured at Fair Value on Recurring Basis (Details) ₸ in Millions	Dec. 31, 2024 KZT (₸)	Dec. 31, 2023 KZT (₸)	Dec. 31, 2022 KZT (₸)
Disclosure of fair value measurement of assets [line items]
Derivative financial liabilities	₸ 262	₸ 1,165
Level 3
Disclosure of fair value measurement of assets [line items]
Derivative financial assets	3,261	2,322	₸ 0
Fair value Recurring | Level 1
Disclosure of fair value measurement of assets [line items]
Non-derivative financial assets at FVTOCI	22,898	3,968
Fair value Recurring | Level 2
Disclosure of fair value measurement of assets [line items]
Non-derivative financial assets at FVTOCI	1,463,463	1,370,806
Derivative financial assets	17,149	642
Derivative financial liabilities	262	1,165
Fair value Recurring | Level 3
Disclosure of fair value measurement of assets [line items]
Non-derivative financial assets at FVTOCI	3,261	2,322
Unlisted equity investments classified as financial assets at fair value through other comprehensive income	₸ 60	₸ 34
Fair value Recurring | Level 3 | Minimum
Disclosure of fair value measurement of assets [line items]
Discount ratio	10
Fair value Recurring | Level 3 | Maximum
Disclosure of fair value measurement of assets [line items]
Discount ratio	30
Fair value Recurring | Level 3 | Discounted Cash Flow | Weighted Average
Disclosure of fair value measurement of assets [line items]
Discount ratio	14.1